Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between our effective tax rate and the United States statutory rate is as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Expected federal tax rate	21.0%	21.0%
Change in valuation allowance	(21.0)%	(21.0)%
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

	March 31, 2021	March 31, 2020
Net operating loss carryforwards	$283,854	$128,193
Valuation allowance	(283,854)	(128,193)
Net deferred tax assets	$-	$-